2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Integrated Timeshare Solutions, Inc.
Country of Incorporation	Nevada	Nevada	Nevada
Nature/ Vessel name	Revoked	Revoked	Revoked
Poseidon Navigation Corp.
Country of Incorporation	Marshall Islands	Marshall Islands	Marshall Islands
Nature/ Vessel name	Nikiforos	Nikiforos	Nikiforos